Prepayment, Receivables and Other Current Assets (Tables)	6 Months Ended
Dec. 31, 2022
Prepayment and Other Current Assets [Abstract]
Schedule of prepayments, deposits and other current assets
	December 31, 2022	June 30, 2022
Performance deposits*	$-	$2,086,003
Deposits for potential acquisitions**	125,173	6,011,058
Prepaid for marketing fee***	-	1,865,219
Prepaid services fee	-	545,732
Prepaid office deposit	-	14,006
Receivable from equity transfer****	861,500	-
Other prepaid expenses and current assets	622,620	743,392
Total prepayments, deposits and other current assets	$1,609,293	$11,265,410

*	In January 2020, E-Home Pingtan entered into three agreements with three new outlets for business cooperation purposes. These refundable performance deposits were mainly paid for the business introduction services in which the outlets promised to refer business and customers to E-Home Pingtan within three years. The outlets agreed to return the deposits to E-Home Pingtan in case of termination of the agreements. In April 2021, the Company terminated the agreement with one outlet and received refund of performance deposit from the outlet of $756,704. In January 2023, the Company renewed agreements with the two outlets for further business cooperation for three years and recorded the deposits as long-term deposits (see Note 12)

**

On April 30, 2021, the Company entered into two agreements with Premium Bright Corporate Advisory Limited (“Premium”) in which Premium will find target companies for the Company to acquire to expand its business into financial lending services. The Company prepaid a retainer of $1,800,000 to Premium in April 2021. In October 2022, the Company terminated the agreements with Premium and collected refund of the retainer in full amount.

On January 20, 2022, the Company and E-Home Pingtan entered into an equity transfer agreement to acquire 60% equity interests in YouYou Cleaning Co., Ltd. (“Youyou”) in consideration of (i) RMB4 million (approximately $0.60 million) in cash and (ii) 2,702,826 ordinary shares (13,514 retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023) of the Company at a fair value of $2,000,091 (par value of $270 and additional paid-in capital of $1,999,821). The Company paid the consideration on February 3, 2022 and legal formalities to transfer the control to the Company were completed in November 2022.

On January 20, 2022, the Company and E-Home Pingtan entered into an equity transfer agreement to acquire 40% equity interests in Shenzhen Chinese Enterprises Industrial LianBao Appliance Service Co., Ltd. (“Lianbao”) in consideration for 5,823,363 ordinary shares (29,117 shares retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023) issued on March 2, 2022 of the Company at a fair value of $3,743,258 (par value of $582 and additional paid-in capital of $3,742,676). In June 2022, the Company reached an agreement with Lianbao and its controlling shareholders to terminate the acquisition since the financial position of Lianbao had changed after the equity transfer agreement being signed. In accordance with the termination agreement all related issued shares will be returned by December 31, 2022. Accordingly, the Company has recorded the $1,747,009 as other receivables based on the fair value of the shares as of June 30, 2022 to be received and recorded fair value adjustment of $1,996,249 for the year ended June 30, 2022. As of December 31, 2022, the Company had not receive the related issued shares in accordance with the termination agreement and thus recorded fair value adjustment of $1,621,836 for the six months ended December 31, 2022.

***	The Company entered into several agreements with its suppliers for designing, marketing, and branding services. Prepaid marketing fees are amortized during the contract periods which range from 1 year to 3 years.

****

In December 2022, the Company transferred its 20% ownership in Fuzhou Fumao to an unaffiliated individual at cost value by completing the registration process with local governmental authorities on December 24, 2022. As of December 31, 2022, the Company recorded the receivable amount of equity transfer of $861,500 (RMB 6,000,000) in “prepayment, receivables and other current assets”. The Company expects to fully receive the amount as of June 30, 2023.